Stock-Based Compensation - Stock-Based Compensation Expense (Details) - Blade Urban Air Mobility [Member] - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2021	Mar. 31, 2020	Sep. 30, 2020	Sep. 30, 2019
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense	$ 1,904	$ 87	$ 3,179	$ 178	$ 490	$ 317
Software development expenses
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense	71	6	88	12	29	35
General and administrative expenses
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense	$ 1,833	75	$ 3,091	154	$ 461	270
Sales and marketing expenses
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense		$ 6		$ 12		$ 12